SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	Dec. 31, 2020	Jun. 09, 2020	Dec. 31, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Unrecognized tax	$ 0		$ 0
Unrecognized Tax, Accrued interest and penalties	$ 0		$ 0
Unit purchase option
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Exercisable units		344,988
Initial public offering and private placement
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of shares for which rights convertible	989,990